Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Accrued expenses and other current liabilities [Abstract]
Interest payable	$ 88,725	$ 95,130
Payroll and employee costs	68,210	64,230
Operating costs	63,493	68,001
Indirect taxes payable	40,655	46,276
Air costs	37,434	17,132
Overhead costs	33,381	29,537
Product and commission costs	30,956	49,043
Marketing expenses	27,212	27,438
Travel protection cancellation reserve	12,723	15,653
Other	64,637	39,560
Total	$ 467,426	$ 452,000